Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF

July 31, 2025 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 4.2%

Agriculture Fund — 2.2%
Invesco DB Agriculture Fund*	578,152	$14,974,137

Broad Funds — 2.0%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF(a)	177,626	3,666,200
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	793,119	10,604,001
Total Broad Funds		14,270,201

Total Exchange Traded Vehicles
(Cost $28,150,917)		29,244,338

Investment Companies — 95.5%

Bank Loan Fund — 9.6%
Franklin Senior Loan ETF†(a)	2,718,102	65,995,517

BRIC Equity Fund — 0.9%
iShares MSCI China ETF(a)	112,478	6,459,612

China Fund — 0.3%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)	66,522	1,888,560

Convertible Bond Funds — 7.7%
iShares Convertible Bond ETF(a)	227,120	21,033,583
SPDR Bloomberg Convertible Securities ETF(a)	379,261	32,206,844
Total Convertible Bond Funds		53,240,427

Derivative Income Funds — 1.4%
JPMorgan Equity Premium Income ETF(a)	175,963	9,938,390
JPMorgan Nasdaq Equity Premium Income ETF	75	4,133
Total Derivative Income Funds		9,942,523

Emerging Markets Funds — 4.2%
Franklin FTSE India ETF(a)	277,459	10,471,302
iShares MSCI Emerging Markets ex China ETF	290,562	18,253,105
Total Emerging Markets Funds		28,724,407

Floating Rate - Investment Grade Funds — 22.2%
iShares Floating Rate Bond ETF(b)	2,299,456	117,364,234
SPDR Bloomberg Investment Grade Floating Rate ETF(a)	1,172,363	36,155,675
Total Floating Rate - Investment Grade Funds		153,519,909

International Equity Core Fund — 6.6%
Vanguard FTSE Developed Markets ETF(a)	806,093	45,318,548

Managed Futures Funds — 3.1%
iMGP DBi Managed Futures Strategy ETF	428,571	10,975,703
Simplify Managed Futures Strategy ETF(a)	374,008	10,274,000
Total Managed Futures Funds		21,249,703

Merger Arbitrage Funds — 4.1%
AltShares Merger Arbitrage ETF†	269,584	7,755,959
	Shares	Value
Investment Companies (continued)

Merger Arbitrage Funds (continued)
NYLI Merger Arbitrage ETF*†	572,884	$20,257,178
Total Merger Arbitrage Funds		28,013,137

Municipal Bond Funds — 9.2%
iShares National Muni Bond ETF(a)	311,186	32,322,890
Vanguard Tax-Exempt Bond Index ETF(a)	646,382	31,465,876
Total Municipal Bond Funds		63,788,766

Preferred Fund — 3.8%
Global X U.S. Preferred ETF(a)	1,358,929	26,023,490

Treasury Inflation Protected Securities Funds — 3.8%
iShares 0-5 Year TIPS Bond ETF	114,872	11,812,288
Vanguard Short-Term Inflation-Protected Securities ETF	283,861	14,193,050
Total Treasury Inflation Protected Securities Funds		26,005,338

U.S. Large Cap Core Funds — 3.0%
Financial Select Sector SPDR Fund	111,333	5,830,509
Industrial Select Sector SPDR Fund	15,631	2,376,068
iShares MSCI USA Quality Factor ETF	21,035	3,872,964
Materials Select Sector SPDR Fund	101,953	8,944,337
Total U.S. Large Cap Core Funds		21,023,878

U.S. Momentum Fund — 3.9%
iShares MSCI USA Momentum Factor ETF(a)	112,635	27,177,699

U.S. Sector Funds — 1.9%
Communication Services Select Sector SPDR Fund(a)	97,634	10,486,868
iShares Semiconductor ETF(a)	10,020	2,405,101
Total U.S. Sector Funds		12,891,969

U.S. Short Term Treasury Bond Fund — 5.2%
Vanguard Short-Term Treasury ETF	607,847	35,589,442

U.S. Small Cap Core Fund — 4.6%
iShares Core S&P Small-Cap ETF	287,540	31,709,911

Total Investment Companies
(Cost $629,849,144)		658,562,836

Short-Term Investment — 12.7%

Money Market Fund — 12.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.18%(c)(d)
(Cost $87,817,647)	87,817,647	87,817,647

Total Investments — 112.4% (Cost $745,817,708)		775,624,821
Other Assets and Liabilities, Net — (12.4)%		(85,758,678)
Net Assets — 100.0%		$689,866,143

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2025 (unaudited)

*	Non-income producing securities.
†	Affiliated fund.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $122,449,657; total market value of collateral held by the Fund was $125,667,582. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $37,849,935.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $1,395,923.
(c)	Reflects the 1-day yield at July 31, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2025 (unaudited)

Total Return Swap contracts outstanding at July 31, 2025:

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	$218,144	$–
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	218,144	–
abrdn Physical Silver Shares ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(272,933)	–
abrdn Physical Silver Shares ETF	Morgan Stanley	1-Day FEDEF - 0.98%	7/02/2026	Monthly	(272,933)	–
AltShares Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	461,472	–
AltShares Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	461,472	–
Communication Services Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	605,470	–
Communication Services Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	605,470	–
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	346,899	–
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	346,899	–
Franklin FTSE India ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	604,557	–
Franklin FTSE India ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	604,557	–
Franklin Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	3,725,135	–
Franklin Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	3,725,135	–
Global X U.S. Preferred ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	1,502,452	–
Global X U.S. Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,502,452	–
Health Care Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(5,454,843)	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.10%	7/02/2026	Monthly	(5,454,843)	–
iMGP DBi Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	633,668	–
iMGP DBi Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	633,668	–
Industrial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	141,369	–
Industrial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	141,369	–
Invesco CurrencyShares Euro Currency Trust	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(16,620,761)	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	1-Day FEDEF - 6.00%	7/02/2026	Monthly	(16,620,761)	–
Invesco DB Agriculture Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	864,516	–
Invesco DB Agriculture Fund	Morgan Stanley	1-Day FEDEF + 1.17%	7/02/2026	Monthly	864,516	–
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	607,867	–
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	612,212	–
iShares 0-5 Year TIPS Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	681,969	–
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	681,969	–
iShares 7-10 Year Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(5,671,414)	–
iShares 7-10 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2026	Monthly	(5,671,414)	–
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,214,395	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,214,395	–

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2025 (unaudited)

Total Return Swap contracts outstanding at July 31, 2025: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Core S&P Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	$1,808,813	$–
iShares Core S&P Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,789,844	–
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	6,624,686	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	6,624,686	–
iShares International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(2,438,247)	–
iShares International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 14.50%	7/02/2026	Monthly	(2,438,247)	–
iShares MSCI China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	384,322	–
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	384,322	–
iShares MSCI Emerging Markets ex China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,053,868	–
iShares MSCI Emerging Markets ex China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,053,868	–
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	1,534,122	–
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,534,122	–
iShares MSCI USA Quality Factor ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	230,518	–
iShares MSCI USA Quality Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	230,518	–
iShares National Muni Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,824,477	–
iShares National Muni Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,824,477	–
iShares Semiconductor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	143,058	–
iShares Semiconductor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	143,058	–
JPMorgan Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	591,346	–
JPMorgan Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2026	Monthly	591,346	–
JPMorgan Nasdaq Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	220	–
JPMorgan Nasdaq Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	220	–
Materials Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	532,170	–
Materials Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	532,170	–
NYLI Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,169,532	–
NYLI Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,169,532	–
Simplify Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	593,160	–
Simplify Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	593,160	–
SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	1,817,967	–
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,817,967	–
SPDR Bloomberg International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(3,063,790)	–
SPDR Bloomberg International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 9.52%	7/02/2026	Monthly	(3,063,790)	–
SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	2,040,806	–
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,040,806	–
United States Natural Gas Fund LP	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(1,075,893)	–

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2025 (unaudited)

Total Return Swap contracts outstanding at July 31, 2025: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
United States Natural Gas Fund LP	Morgan Stanley	1-Day FEDEF - 4.98%	7/02/2026	Monthly	$(1,075,893)	$–
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	2,558,010	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,558,010	–
Vanguard Mid-Cap ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	(3,891,466)	–
Vanguard Mid-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	(3,864,869)	–
Vanguard Short-Term Inflation-Protected Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	819,450	–
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	819,450	–
Vanguard Short-Term Treasury ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	2,006,918	–
Vanguard Short-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,008,850	–
Vanguard Tax-Exempt Bond Index ETF	Merrill Lynch	1-Day FEDEF	2/27/2026	Monthly	1,776,090	–
Vanguard Tax-Exempt Bond Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,776,090	–
Xtrackers Harvest CSI 300 China A-Shares ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/27/2026	Monthly	112,481	–
Xtrackers Harvest CSI 300 China A-Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	112,368	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $1,395,923 and with Merrill Lynch amounted to $0 at July 31, 2025. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)	Fund pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f)	Reflects the value at reset date of July 31, 2025.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Vehicles	$29,244,338	$—	$—	$29,244,338
Investment Companies	658,562,836	—	—	658,562,836
Short-Term Investment:
Money Market Fund	87,817,647	—	—	87,817,647
Total Investments in Securities	775,624,821	—	—	775,624,821
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$775,624,821	$—	$—	$775,624,821
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)	For a complete listing of investments and their industries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2025 (unaudited)

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with any affiliated fund during the period ended July 31, 2025 is as follows:

Affiliated Holdings

	Shares at 04/30/2025	Value ($) at 04/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2025	Value ($) at 07/31/2025
AltShares Merger Arbitrage ETF	254,017	7,150,578	829,689	(384,032)	42,422	117,302	—	—	269,584	7,755,959
Franklin Senior Loan ETF	1,941,890	46,527,684	21,736,265	(2,979,300)	57,123	653,745	821,942	—	2,718,102	65,995,517
NYLI Merger Arbitrage ETF	567,378	19,602,910	1,222,599	(1,025,867)	119,708	337,828	—	—	572,884	20,257,178
	2,763,285	73,281,172	23,788,553	(4,389,199)	219,253	1,108,875	821,942	—	3,560,570	94,008,654